Ivy Funds Variable Insurance Portfolios

Supplement dated June 8, 2011 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 29, 2011

The following replaces the first paragraph and the chart under the heading “Principal Investment Strategies” for Ivy Funds VIP Pathfinder Aggressive on pages 73 and 74 of the Ivy Funds Variable Insurance Portfolios prospectus:

To achieve its objective, Ivy Funds VIP Pathfinder Aggressive allocates its assets among the asset classes below so that approximately 50-60% of the value of the Portfolio’s assets is in the U.S. stocks class, approximately 25-35% of the Portfolio’s assets is in the international stocks class, approximately 0-20% of the Portfolio’s assets is in the bonds class, and approximately 0-25% of the Portfolio’s assets is in the short-term investments class. Ivy Funds VIP Pathfinder Aggressive implements this allocation by investing primarily in the Underlying Funds shown below. The Portfolio’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		50-60%
Ivy Funds VIP Dividend Opportunities	0-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		25-35%
Ivy Funds VIP International Core Equity	10-20%
Ivy Funds VIP International Growth	10-20%
Bonds		0-20%
Ivy Funds VIP Bond	0-20%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		0-25%
Ivy Funds VIP Money Market	0-25%
Total Allocation		100%

The following replaces the first paragraph and the chart under the heading “Principal Investment Strategies” for Ivy Funds VIP Pathfinder Moderately Aggressive on pages 78 and 79 of the Ivy Funds Variable Insurance Portfolios prospectus:

To achieve its objectives, Ivy Funds VIP Pathfinder Moderately Aggressive allocates its assets among the asset classes below so that approximately 45-55% of the value of the Portfolio’s assets is in the U.S. stocks class, approximately 20-30% of the Portfolio’s assets is in the international stocks class, 0-25% is in the bonds class and 5-35% is in the short-term investments class to reduce volatility. Ivy Funds VIP Pathfinder Moderately Aggressive implements this allocation by investing primarily in the Underlying Funds shown below. The Portfolio’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Supplement	Prospectus	1

Asset Class	Target Allocations
U.S. Stocks		45-55%
Ivy Funds VIP Dividend Opportunities	15-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		20-30%
Ivy Funds VIP International Core Equity	10-20%
Ivy Funds VIP International Growth	10-20%
Bonds		0-25%
Ivy Funds VIP Bond	0-25%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		5-35%
Ivy Funds VIP Money Market	5-35%
Total Allocation		100%

The following replaces the first paragraph and the chart under the heading “Principal Investment Strategies” for Ivy Funds VIP Pathfinder Moderate on pages 83 and 84 of the Ivy Funds Variable Insurance Portfolios prospectus:

To achieve its objective, Ivy Funds VIP Pathfinder Moderate allocates its assets among the asset classes below so that approximately 40-50% of the value of the Portfolio’s assets is in the U.S. stocks class; 15-25% of its assets is in the international stocks class; 0-30% of the value of its assets is in the bonds class and 10-45% of the value of its assets is in the short-term investments class to add income and reduce volatility. Ivy Funds VIP Pathfinder Moderate implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Moderate’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		40-50%
Ivy Funds VIP Dividend Opportunities	15-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		15-25%
Ivy Funds VIP International Core Equity	5-15%
Ivy Funds VIP International Growth	5-15%
Bonds		0-30%
Ivy Funds VIP Bond	0-30%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		10-45%
Ivy Funds VIP Money Market	10-45%
Total Allocation		100%

2	Prospectus	Supplement

The following replaces the first paragraph and the chart under the heading “Principal Investment Strategies” for Ivy Funds VIP Pathfinder Moderately Conservative on page 87 and 88 of the Ivy Funds Variable Insurance Portfolios prospectus:

Ivy Funds VIP Pathfinder Moderately Conservative allocates its assets among the asset classes below so that approximately 0-35% of the value of the Portfolio’s assets is in the bonds class; 35-45% is in the U.S. stocks class; 15-55% is in the short-term investments class, and 10-20% is in the international stocks class. The Portfolio’s allocation is principally weighted towards bond investments and short-term investments while including stock investments for long-term growth. Ivy Funds VIP Pathfinder Moderately Conservative implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Moderately Conservative’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		35-45%
Ivy Funds VIP Dividend Opportunities	10-20%
Ivy Funds VIP Growth	5-15%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		10-20%
Ivy Funds VIP International Core Equity	5-15%
Ivy Funds VIP International Growth	5-15%
Bonds		0-35%
Ivy Funds VIP Bond	0-35%
Ivy Funds VIP High Income	0-5%
Ivy Funds VIP Limited-Term Bond	0-10%
Short-Term Investments		15-55%
Ivy Funds VIP Money Market	15-55%
Total Allocation		100%

The following replaces the first paragraph and the chart under the heading “Principal Investment Strategies” for Ivy Funds VIP Pathfinder Conservative on pages 91 and 92 of the Ivy Funds Variable Insurance Portfolios prospectus:

Ivy Funds VIP Pathfinder Conservative allocates its assets among the asset classes below so that approximately 20-65% of the value of the Portfolio’s assets is in the short-term investments class; 0-40% is in the bonds class; 30-40% of the value of the Portfolio’s assets is in the U.S. stocks class (with stocks of various capitalization levels, but primarily large cap stocks); and 5-15% is in the international stocks class. The Portfolio’s allocation primarily focuses on bonds and short-term investments while including stock investments for long-term growth. Ivy Funds VIP Pathfinder Conservative implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Conservative’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Supplement	Prospectus	3

Asset Class	Target Allocations
U.S. Stocks		30-40%
Ivy Funds VIP Dividend Opportunities	10-20%
Ivy Funds VIP Growth	5-15%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		5-15%
Ivy Funds VIP International Core Equity	0-10%
Ivy Funds VIP International Growth	0-10%
Bonds		0-40%
Ivy Funds VIP Bond	0-40%
Ivy Funds VIP High Income	0-5%
Ivy Funds VIP Limited-Term Bond	0-10%
Short-Term Investments		20-65%
Ivy Funds VIP Money Market	20-65%
Total Allocation		100%

The following replaces the chart under the heading “More About the Portfolios — Ivy Funds VIP Pathfinder Portfolios — Target Allocations for Each Asset Class and Underlying Fund by Portfolio” on page 114 of the Ivy Funds Variable Insurance Portfolios prospectus:

TARGET ALLOCATIONS FOR EACH ASSET CLASS AND UNDERLYING FUND BY PORTFOLIO

	Ivy Funds VIP Pathfinder Aggressive	Ivy Funds VIP Pathfinder Moderately Aggressive	Ivy Funds VIP Pathfinder Moderate	Ivy Funds VIP Pathfinder Moderately Conservative	Ivy Funds VIP Pathfinder Conservative
U.S. STOCKS:	50-60%	45-55%	40-50%	35-45%	30-40%
Ivy Funds VIP Dividend Opportunities	0-25%	15-25%	15-25%	10-20%	10-20%
Ivy Funds VIP Growth	10-20%	10-20%	10-20%	5-15%	5-15%
Ivy Funds VIP Mid Cap Growth	0-10%	0-10%	0-10%	0-10%	0-10%
Ivy Funds VIP Small Cap Growth	0-10%	0-10%	0-10%	0-10%	0-10%
Ivy Funds VIP Small Cap Value	0-10%	0-10%	0-10%	0-10%	0-10%
Ivy Funds VIP Value	0-10%	0-10%	0-10%	0-10%	0-10%
INTERNATIONAL STOCKS:	25-35%	20-30%	15-25%	10-20%	5-15%
Ivy Funds VIP International Core Equity	10-20%	10-20%	5-15%	5-15%	0-10%
Ivy Funds VIP International Growth	10-20%	10-20%	5-15%	5-15%	0-10%
BONDS:	0-20%	0-25%	0-30%	0-35%	0-40%
Ivy Funds VIP Bond	0-20%	0-25%	0-30%	0-35%	0-40%
Ivy Funds VIP High Income	0-10%	0-10%	0-10%	0-5%	0-5%
Ivy Funds VIP Limited-Term Bond	0-15%	0-15%	0-15%	0-10%	0-10%
SHORT-TERM INVESTMENTS:	0-25%	5-35%	10-45%	15-55%	20-65%
Ivy Funds VIP Money Market	0-25%	5-35%	10-45%	15-55%	20-65%

4	Prospectus	Supplement

The following replaces the first paragraph of the “The Management of the Portfolios — Portfolio Management” section for Ivy Funds VIP Asset Strategy on page 122 of the Ivy Funds Variable Insurance Portfolios prospectus:

Ivy Funds VIP Asset Strategy: Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to- day management of the Ivy Funds VIP Asset Strategy. Mr. Avery has held his responsibilities for Ivy Funds VIP Asset Strategy since January 1997. He is Executive Vice President of WRIMCO and Ivy Investment Management Company (IICO), an affiliate of WRIMCO, Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Avery has served as President of Waddell & Reed Financial, Inc. (WDR) since January 2010. He formerly served as Chief Investment Officer (CIO) of WDR from June 2005 until February 2011 and formerly served as CIO of WRIMCO and IICO from June 2005 until August 2010. Mr. Avery has also served as portfolio manager for investment companies managed by WRIMCO since February 1994, and has been an employee of such since June 1981. He held the position of Director of Equity Research for IICO and for WRIMCO and its predecessor from August 1987 through June 2005. Mr. Avery earned a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

The following replaces the second paragraph of the “The Management of the Portfolios — Portfolio Management” section for Ivy Funds VIP Growth on page 124 of the Ivy Funds Variable Insurance Portfolios prospectus:

Mr. Sanders has held his responsibilities for Ivy Funds VIP Growth since August 1998. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Effective August 2010, Mr. Sanders was appointed CIO of WRIMCO and IICO and effective February 2011, he was appointed CIO of WDR. Mr. Sanders has been an employee of WRIMCO since August 1998. He earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. Mr. Sanders is a Chartered Financial Analyst.

Supplement	Prospectus	5